LAND USE RIGHTS, NET - Amortization Expense (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Jul. 08, 2019 CNY (¥) m²	Mar. 19, 2019 CNY (¥) m² item	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
LAND USE RIGHTS, NET
Amortization of intangible assets			$ 1,159	$ 13,905	$ 24,030
Land use rights
LAND USE RIGHTS, NET
Number of land use rights acquired | item		2
Useful life			50 years
Amortization of intangible assets			$ 4,256	$ 4,600
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2022			4,231
2023			4,231
2024			4,231
2025			4,231
2026			4,231
Thereafter			$ 172,723
Land use rights | Zhenjiang, Jiangsu
LAND USE RIGHTS, NET
Cost of land use rights | ¥		¥ 92
Number of square meters of land use rights acquired | m²		83,025
Land use rights | Beijing
LAND USE RIGHTS, NET
Cost of land use rights | ¥	¥ 1,360
Number of square meters of land use rights acquired | m²	28,600